Restructuring (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table outlines our restructuring activities for the year ended December 31, 2017 (in thousands):

Accrued restructuring balance as of December 31, 2016	3,406
Plus:
Severance	3,048
Other	500
Less:
Payments:	(6,551)
Accrued restructuring balance as of December 31, 2017	$403